Intangible assets	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Intangible assets

22	Intangible assets

Accounting policy

Goodwill

Goodwill arising from business combinations is measured as the excess of the sum of the consideration transferred, the amount of any non-controlling interests in the acquiree, and the fair value of the acquirer’s previously held equity interest in the acquiree (if any) over the net assets acquired. Goodwill is not amortized but is tested for impairment annually and whenever circumstances indicate that the carrying amount may not be recovered. Refer to note 31 for the Company’s impairment accounting policy and critical estimates and assumptions and judgments.

Rights to use natural resources

The significant costs incurred for the acquisition of legal rights to explore mining concessions and develop mineral properties are capitalized and are amortized as production costs when the associated projects start their commercial operation using the UoP method over their useful lives. Useful lives consider the period of extraction for both mineral reserves and mineral resources, which includes a portion of the Company’s inferred resources in the Company’s mining operations. The costs for the acquisition of legal rights attributed to mining projects are not depreciated until the project becomes operational and production activities start.

The costs incurred are impaired if the Company determines that the projects and their mineral rights associated have no future economic value. For purposes of impairment assessment, rights to use natural resources are allocated to CGUs. Refer to note 31 for the Company’s impairment accounting policy.

Critical accounting estimates, assumptions and judgments - Quantification of mineral reserves and resources for useful life calculation

The Company classifies proven and probable reserves, and measured, indicated and inferred resources based on the definitions of the United States Securities and Exchange Commission’s (SEC) Modernized Property Disclosure Requirements for Mining Registrants as described in Subpart 229.1300 of Regulation S-K, Disclosure by Registrants Engaged in Mining Operations (S-K 1300) and Item 601 (b)(96) Technical Report Summary.

The useful life determination applied to the rights to use natural resources reflect the pattern in which the benefits are expected to be derived by the Company and is based on the estimated life of mine (“LOM”). Any changes to the LOM, based on new information regarding estimates of mineral reserves and mineral resources and mining plan, may affect prospectively the LOM and amortization rates.

The estimation process of mineral reserves and mineral resources is based on a technical evaluation, which includes geological, geophysics, engineering, environmental, legal and economic estimates and may have relevant impact on the economic viability of the mineral reserves and mineral resources. These estimates are reviewed periodically, and any changes are reflected in the expected LOM. Management is confident based on testing, continuity of the ore bodies and conversion experience that a part of the inferred resources will be converted into measured and indicated resources, and if they are economically recoverable, and such inferred resources may also be classified as proven and probable mineral reserves. Where the Company can demonstrate the expected economic recovery with a high level of confidence, inferred resources are included in the amortization calculation.

However, the future conversion of inferred resources is inherently uncertain and involves estimates, assumptions and judgments that could have a material impact on the Company’s results of operations.

(a)	Changes in the year

				2025
	Goodwill (i)	Rights to use natural resources	Others	Total
Balance at the beginning of the year	305,397	507,491	21,799	834,687
Cost	316,087	1,810,609	49,896	2,176,592
Accumulated amortization and impairment	(10,690)	(1,303,118)	(28,097)	(1,341,905)
Balance at the beginning of the year	305,397	507,491	21,799	834,687
Additions	-	-	1,994	1,994
Disposals and write-offs	-	-	(1)	(1)
Amortization	-	(48,122)	(3,627)	(51,749)
Impairment reversal of long-lived assets	-	83,817	26	83,843
Foreign exchange effects	811	6,844	2,523	10,178
Effect of new subsidiary acquisition	-	-	7	7
Transfers	-	(1,184)	153	(1,031)
Balance at the end of year	306,208	548,846	22,874	877,928
Cost	318,239	1,844,122	51,630	2,213,991
Accumulated amortization and impairment	(12,031)	(1,295,276)	(28,756)	(1,336,063)
Balance at the end of year	306,208	548,846	22,874	877,928

Average annual depreciation rates %	-	UoP	5
				2024
	Goodwill (i)	Rights to use natural resources	Others	Total
Balance at the beginning of the year	307,112	579,551	22,616	909,279
Cost	630,787	1,859,147	53,865	2,543,799
Accumulated amortization and impairment	(323,675)	(1,279,596)	(31,249)	(1,634,520)
Balance at the beginning of the year	307,112	579,551	22,616	909,279
Additions	-	-	5,748	5,748
Disposals and write-offs	-	(226)	(116)	(342)
Amortization	-	(65,710)	(2,435)	(68,145)
Impairment reversal of long-lived assets	-	9,534	-	9,534
Foreign exchange effects	(1,715)	(15,433)	(5,152)	(22,300)
Transfers	-	(225)	1,138	913
Balance at the end of year	305,397	507,491	21,799	834,687
Cost	316,087	1,810,609	49,896	2,176,592
Accumulated amortization and impairment	(10,690)	(1,303,118)	(28,097)	(1,341,905)
Balance at the end of year	305,397	507,491	21,799	834,687

Average annual depreciation rates %	-	UoP	5

(i) As of December 31, 2025, the Company’s recognized goodwill balances were as follows: USD 95,411 (2024 - USD 95,087) allocated to Cajamarquilla CGU, USD 4,374 (2023 - USD 3,887) allocated to Juiz de Fora, and USD 206,423 (2024 - USD 206,423) allocated to the Mining Peru group of CGUs.